Leases (Details) - Schedule of lease expense - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of lease expense [Abstract]
Operating leases	$ 341,453	$ 296,027
Financing leases		4,587
Total lease expense	$ 341,453	$ 300,614